INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Intangible assets
Intangible assets, gross	¥ 538,322		¥ 587,822
Less: accumulated amortization	(143,826)		(105,330)
Intangible assets, net	394,496		482,492
Amortization of intangible assets	43,444	¥ 37,673
Customer relationships
Intangible assets
Intangible assets, gross	532,322		532,322
Favorable leases
Intangible assets
Intangible assets, gross			49,500
Licenses
Intangible assets
Intangible assets, gross	¥ 6,000		¥ 6,000